Note 6 - Premises and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
6.	PREMISES AND EQUIPMENT

Major classifications of premises and equipment at December 31:

(Dollar amounts in thousands)	2015	2014

Land and land improvements	$1,943	$1,943
Building and leasehold improvements	11,414	11,133
Furniture, fixtures, and equipment	4,853	4,637
	18,210	17,713
Less accumulated depreciation and amortization	8,438	7,733

Total	$9,772	$9,980

Depreciation and amortization charged to operations was $715,000 in 2015, $750,000 in 2014, and $676,000 in 2013.